Real Estate Investments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014 property	Dec. 31, 2013 property
Real Estate Investments
Number of properties	20	19
Real estate investments
Total property and equipment	$ 2,661,127	$ 2,494,791
Less accumulated depreciation	(507,474)	(484,488)
Real estate investments, net	2,153,653	2,010,303
Number of properties under development	2	2
Penn
Real estate investments
Real estate investments, net		1,960,000
Land and improvements
Real estate investments
Total property and equipment	453,141	382,581
Building and improvements
Real estate investments
Total property and equipment	2,120,663	2,050,533
Construction in progress
Real estate investments
Total property and equipment	$ 87,323	$ 61,677